Financing Arrangements (Tables)	12 Months Ended
Dec. 31, 2011
Financing Arrangements
Schedule of long-term debt

Long-term debt consists of the following (in thousands):

	December 31, 2010	December 31, 2011
Convertible notes	$—	$140,064
Term loan	7,069	2,069
Mass Clean Energy loan	2,534	2,691
Korean subsidiary debt
Technology funds loan	44	—
Korean government loans	335	—
Total	9,982	144,824
Less amounts classified as current	5,379	2,069
Long-term debt	$4,603	$142,755

Future principal payments, excluding unamortized discount on Convertible Notes, due under the long-term debt agreements

Years Ending December 31,	Long-Term Debt Obligations
2012	$2,069
2013	—
2014	—
2015	—
2016	140,064
Thereafter	2,691
Total future principal payments	144,824
Less current portion	2,069
Long-term portion	$142,755